PMD INVESTMENT COMPANY

Financial Statements for the
Year Ended December 31, 1997 and
Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To The Shareholders and Board of Directors
PMD Investment Company
Omaha, Nebraska

We have audited the accompanying statement of assets and liabilities of PMD Investment Company, including the schedule of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of
December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide
a	reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of PMD Investment Company as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
January 23, 1998
Omaha, Nebraska

PMD INVESTMENT COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997


ASSETS:
Investments in securities, at fair value,
amortized cost of $13,568,969	             $13,998,039
Investment in tax-exempt money market fund	    786,501
				                                       ___________
			Total Investments	                       14,784,540

Interest receivable	                           209,216
				                                       ___________
			Total Assets	                            14,993,756

LIABILITIES:

	Accrued expenses	                              15,212
				                                       ___________
	Commitments and contingencies

NET ASSETS (equivalent to $4.34 per
share based on 3,453,773 shares of
common stock outstanding at
December 31, 1997)
                                           $14,978,544
				                                       ===========
See notes to financial statements.

PMD INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

		                                                        Principal     Amortized	  Fair
				                                                       Amount	        Cost	     Value
Abbey National PLC Sub, 6.69%, due
 October 17, 2005                                        $  550,000    $  555,261    $  562,980

Austin, Texas, Independent School District, 4.75%,
	due August 1, 2008		                                       500,000       496,172	      506,650

Clark County, Washington Public Utilities District #1
	Electric Revenue, 6.3%, due January 1, 2004,
	callable January 1, 2001		                                 250,000	      249,311	      268,175

Denver Metropolitan Major League Baseball Stadium
	District Colorado, 6.35%, due October 1, 2003		            250,000	      250,000	      271,425

Federal Home Loan Mortgage Corporation, 7.0%,
 due June 1, 2024                                         1,875,661     1,883,238     1,892,166

Federal National Mortgage Association, 6.5%,
 due January 1, 2024                                      1,029,120     1,015,178     1,017,697

Federal National Mortgage Association, 7.8%,
 due March 29, 2005, callable March 29, 2000              1,000,000     1,031,523     1,032,200

Florida State, General Services Revenues,
 6%, due July 1, 2001                                     		220,000	      219,803	      233,882

Grand Island, Nebraska Sanitary Sewer Revenue,
 4.8%, due April 1, 2000		                                  400,000	      400,000	      405,360

Hanover County, Virginia IDA Public Facilities
 Lease Revenue, 6.75%, due July 15, 2007	                   150,00	      150,000	       163,080

Jefferson County, West Virginia Residential
	Mortgage Revenue, Refunding Series A, 7.75%
	due January 1, 2012, callable January 1, 2001			            75,000	       75,349	       80,408

Lincoln, Nebraska Hospital Revenue, 7%, due
	December 1, 1999, callable December 1, 1998		              180,000	      180,000	      188,370

Lincoln, Nebraska Water Revenue, 6.7%, due
	November 1, 2000		                                         250,000	      250,000	      267,100

Memphis, Tennessee, 4.65%, due July 1, 2007,
	callable July 1, 2005		                                    500,000	      498,266	      504,300

Milwaukee County, Wisconsin, Series A, 6.4%,
	due December 1, 2003		                                     200,000	      201,339	      204,480

Nebraska Educational Facility Authority,
	Creighton University, Series A, 6.65%, due
	September 1, 1998		                                        250,000	      250,000	      254,500

See notes to financial statements.



PMD INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997 (continued)

                                                        			Principal     Amortized	    Fair
				                                                        Amount	        Cost	       Value

Nebraska Investment Finance Authority, 6.9%,
	due March 15, 2000	                                     $		260,000     $	260,000    $272,194

Ohio State Highway Capital Imports, Series B,
	4.5%, due May 1, 2024			                                   500,000	      498,642	    509,800

Omaha, Nebraska, 6.8%, due December 1, 1999			              365,000	      365,245	    381,352

Omaha, Nebraska, 4.15%, due October 15, 1998		              485,000       485,496	    486,843

Omaha Public Power District, Nebraska Electric
	Revenue, Series B, 5.9%, due February 1, 2006			           450,000	      450,000	    492,210

Omaha Public Power District, Nebraska Electric
	Revenue, Series A, 5%, due January 1, 2001			              500,000	      506,739	    513,700

Richardson, Texas, 7%, due March 1, 2007			                 500,000	      495,946	    512,250

Sabine River Authority, Texas Water Supply
	Facility, Lake Fork Project, 6.5%, due
	December 1, 2001			                                        265,000	      264,493	    282,225

Travelers Group Inc., Serial Note, 9.5%, due
	March 1, 2002			                                           500,000	      544,385	    561,100

Travelers Group Inc., Serial Note, 9.5%, due
	March 1, 2002			                                            50,000	       55,060	     56,110

Tucson, Arizona, G.O., Ref. 5.8%, due July 1, 2005			       250,000	      249,336	    269,600

University of Nebraska Facilities Corp., 7.2%,
	due July 1, 2004, callable July 1, 2000			                 250,000	      250,000	    270,375

Utah State, 4.9%, due July 1, 2009, callable
	July 1, 2007			                                            500,000	      497,980	    512,300

Vermont State, Series B, 5.7%, due August 1, 2005			        400,000	      397,878	    435,600

Washington State, Series A and AT-6, 5.8%, due
	February 1, 2003			                                        250,000	      247,677	    266,700

Wisconsin Housing and Economic Development,
	Series 1, 7%, due October 1, 2003			                       295,000	      294,652	    322,907

                                                      		-----------     ---------   ---------
Totals	                                                 $13,499,781   $13,568,969 $13,998,039
                                                      		===========    ==========  ==========
See notes to financial statements.


PMD INVESTMENT COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1997

Interest Income:
 From investments	                                   $860,186
Expenses:
	Investment advisory fee		                             27,798
	Custodian fees			                                      6,205
	Professional fees		                                   41,312
	Shareholders' servicing costs			                       6,704
	Directors' fees		                                     15,000
	Other				                                              3,799
			                                                  --------
		Total Expenses		                                    100,818
			                                                  --------
Net Investment Income		                               759,368
Realized and unrealized gain on investments:
	Net realized gain on investments			                    9,323
	Change in unrealized appreciation of investments
 for the year		                                       163,427
			                                                  --------
	Net realized gain on investments		                   172,750
			                                                  --------
Net Increase in Net Assets Resulting from
 Operations	                                         $932,118
			                                                  ========
See notes to financial statements.

PMD INVESTMENT COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                                     	Accumulated
 													                                                       Undistributed 		   Realized	     Unrealized
							                             Common Stock					                     Net	         Gain (Loss)    Appreciation
									                                      $.50 Par	   Retained		Investment		      on Sale of   (Depreciation)
                             						Shares		     Value	     Earnings		  Income		        Securities   of Investments		    Total

Year ended December 31, 1996:
	Net investment income			            -        	$	-	        $	-		        $ 802,684		        $	   -	       $    -        $   802,684
	Net realized gain from
		securities transactions			         -			        -		         -			            -		              35,986		        -        		   35,986
	Change in unrealized appreciation
 of investments			                   -			        -		         -			            -			               -	        (340,895)		     (340,895)
	Increase in net assets from
		operations			                      -	   		     -		         -		          802,684		           35,986	     (340,895)	 	     497,775
	Dividends - $.265 per share			      -			        -		         -		         (763,314)		        (190,738)	 	      -		         (954,052)
	Common stock redeemed	          (208,532)   (104,266)   (815,460)			        -			               -		           -		         (919,726)
					                             -------	    -------     -------		       -------            -------       -------	        -------
 Total decrease in net assets
                                 (208,532)   (104,266)   (815,460)         39,370		         (154,752)	    (340,895)	    (1,376,003)

	Net assets on January 1, 1996	 3,805,327	  1,902,663	 14,382,502		      (144,418)		         118,521	      606,538	     16,865,806
					                           ---------	  --------- 	----------        	-------	           -------       -------      ----------
	Net assets on December 31, 1996
                              		3,596,795	 $1,798,397	$13,567,042		     $(105,048)		       $ (36,231)	   $ 265,643	    $15,489,803
 					                          =========	 ==========	===========		     =========		        ========= 	   ========= 	   ===========

Year ended December 31, 1997:
	Net investment income			            -		   $	    -	   $	     -	  	      $ 759,368		        $	   -        $		  - 	      $   759,368
	Net realized gain from
		securities transactions			         -			        -		         -			            -		               9,323		        -		            9,323
	Change in unrealized appreciation
  of investments			                  -			        -		         -			            -			               -	         163,427		       163,427
					                           --------- 	----------	-----------		     ---------	         ----------	   ---------     -----------
	Increase in net assets from
		operations			                      -			        -		         -		          759,368		            9,323	      163,427		       932,118
	Dividends - $.239 per share			      -			        -		         -		         (818,877)		          (9,229)		       -		         (828,106)
	Common stock redeemed	          (143,022)		  (71,511)   (543,760)			        -			               -	      	     -   		      (615,271)
					                           ---------	 ----------	-----------		     ---------	         ----------	   --------- 	   -----------

    Total decrease in net assets (143,022)		  (71,511)   (543,760)        (59,509)			             94	      163,427        (511,259)
	Net assets on January 1, 1997	 3,596,795		 1,798,397	 13,567,042		      (105,048)		         (36,231)	     265,643      15,489,803
					                           ---------	 ----------	-----------		     ---------	         ----------	   ----------    ------------
	Net assets on
    December 31, 1997           3,453,773  $1,726,886 $13,023,282		     $(164,557)	        $ (36,137)	   $ 429,070	    $14,978,544
					                           =========	 ==========	===========       =========	         =========     =	=======     ===========

See notes to financial statements.

PMD INVESTMENT COMPANY
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

A. SIGNIFICANT ACCOUNTING POLICIES

PMD Investment Company (the Company) is registered under the
Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

Investment Securities - Investments in securities are valued at fair value as determined by the Company's investment advisor at December 31, 1997.

Securities Transactions - Securities transactions are recorded on a trade date basis. Cost of securities sold is determined using the identified cost method.

Interest Income - Interest income, adjusted for amortization of premium or accretion of discounts on investments in municipal bonds and notes, is earned from settlement date and recorded on the accrual basis.

Distributions to Shareholders - Dividends to shareholders are recorded on the ex-dividend date.

Income Taxes - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income, including capital gains, to its shareholders. No income tax provision has been made since substantially all the income and capital gains are reported by the shareholders on their own tax returns.

Management and Service Fees - The investment advisory fee, which is payable monthly, is based on the value of net assets at each month-end at the annual rate of .25 percent on the first $10,000,000, of the net asset value and .15 percent of the net asset value in excess of $10,000,000, with a minimum fee of $10,000 per year. Fees for the services of each of the directors of the Company are $5,000 annually with an additional $500 for each board or committee meeting attended in excess of four meetings each year. No additional compensation or benefits are paid to officers or directors of the Company.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  REDEMPTION OF SHARES

At December 31, 1997, the Company had authorized 20,000,000 shares of $.50 par value common stock.

Shareholders may redeem shares of stock and receive the net asset value per share on any December 31 or June 30 by tendering the shares to be redeemed 90 days prior to the intended redemption date.

C.  CONTINGENT LIABILITIES

On January 15, 1981, the Company sold substantially all of its assets which had been used in its former operations as a discount store business. Although the purchaser of the Company's operating assets assumed substantially all of the Company's liabilities and obligations as part of the purchase transaction, the Company remains contingently liable for such liabilities and obligations, including obligations under long-term real estate and equipment leases and real estate mortgages until released by the obligees or until such liabilities and obligations have been satisfied or discharged. The total of such liabilities and obligations not released by the obligees amounted to approximately $6,250,590 as of December 31, 1997, the most recent date for which such information is available.

D. PURCHASES AND SALES OF SECURITIES

The following summarizes the approximate value of securities transactions for the periods indicated.

                                        	Year Ended                          Year Ended
                                      December 31, 1997                  December 31, 1996
					                             Purchases		        Sales           Purchases          Sales
Tax Exempt:

	Municipal bonds and notes	      $1,990,035	      $1,528,900         $1,110,810      $1,541,000

Taxable:
	Corporate					                       -		              -                  -             526,372
	Government agency					               -		            292,410              -           1,048,502
					                            ----------	      ----------         ----------      ----------
						                            1,990,035	       1,821,310          1,110,810       3,115,874

Other tax-exempt short-term
	investments			                   2,240,565	       3,078,243          4,038,551       3,007,848
					                            ----------	      ----------         ----------      ----------
                                 $4,230,600       $4,899,553         $5,149,361      $6,123,722
                                 ==========       ==========         ==========      ==========


Net realized gain on sale of investments was $9,323 and $35,986 for the years ended December 31, 1997 and 1996, respectively.

The diversification of investments based on fair value at December 31, 1997 is as follows:

   State and municipal tax-exempt bonds             60.0%
   U.S. government agency bonds                      7.0
   Corporate bonds                                   8.0
   Short-term tax-exempt money market fund           5.3
   Other                                            19.7
                                                   ------
                                                   100.0%
                                                   ======

E.  DISTRIBUTIONS TO SHAREHOLDERS

On December 30, 1997, a quarterly income distribution of $0.055893 per share aggregating $190,001 and a distribution of $0.002715 per share aggregating $9,229 was declared from net realized gains from investment transactions (including $0.000005 applicable to short-term gains that are taxable to shareholders as ordinary income dividends) during 1997. The dividend was paid on January 18, 1998 to shareholders of record on January 9, 1998.

F.  SUPPLEMENTARY INFORMATION-SELECTED PER SHARE DATA AND RATIONS


                                              Years Ended December 31,
                        ------------------------------------------------------------------
                            1997          1996          1995          1994          1993

Weighted average shares
 outstanding            3,537,042      3,626,328     3,825,907     3,988,480     4,061,542
                        =========      =========     =========     =========     =========

Interest income	        $  	0.243     $	   0.251    $	   0.240    $	   0.255    $ 	  0.268
Expenses		                  0.028		        0.030		       0.024		       0.025		       0.024
		                       --------      ---------     ---------     ---------     ---------
Net investment income		     0.215		        0.221		       0.216		       0.230		       0.244
Distribution from net
	investment income	        (0.234)        (0.262)       (0.228)       (0.243)       (0.251)
Increase (decrease)
	in unrealized appreciation
	of investments		           0.047         (0.094)		      0.098        (0.244)        0.116
Net realized gain (loss)
	from securities
 transactions		             0.003		        0.010		       0.051		        -	          (0.002)
		                      ---------      ---------     ---------      ---------    ---------
Increase (decrease) in
	net assets		               0.031         (0.125)		      0.137        (0.257)		      0.107
Net asset value at
	beginning of period		      4.306		        4.431		       4.294		       4.551		       4.444
		                      ---------      ---------     ---------     ---------     ---------
Net asset value at end
	of period	               $	4.337        $	4.306       $	4.431       $	4.294        $4.551
		                      =========      =========     =========     =========     =========
Ratio of expenses to
	average net assets		         0.7 %		        0.7 %		       0.5 %		       0.6 %		       0.5 %

Ratio of net investment
 income to average net
	assets		                     5.0 %		        5.0 %		       4.9 %       		5.2 %		       5.4 %

Portfolio turnover		         12.0 %		       19.8 %		      59.6 %		       2.3 %		      11.5 %

Number of shares
	outstanding at end of
	period (in thousands)	     3,454          3,597         3,805         3,979         4,072

